Pension Plans (Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts) (Detail)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Japan
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.70%	0.80%	0.70%
Rate of increase in compensation levels	4.60%	4.50%	4.40%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.80%	0.70%	1.20%
Rate of increase in compensation levels	4.50%	4.40%	4.80%
Expected long-term rate of return on plan assets	2.20%	2.20%	2.30%
Overseas plans
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	2.00%	2.10%	1.90%
Rate of increase in compensation levels	2.40%	2.40%	2.80%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	2.10%	1.90%	1.50%
Rate of increase in compensation levels	2.40%	2.80%	2.80%
Expected long-term rate of return on plan assets	4.90%	4.70%	5.50%